Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.08%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		977	$97,964
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,976	95,361
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,649	47,673
Vanguard Short-Term Treasury ETF (a)............................................................................		1,651	95,411
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $340,430)			336,409
		Notional
PURCHASED OPTIONS - 125.36% (b)(c)	Contracts	Amount

CALL OPTIONS - 103.93%
iShares MSCI EAFE ETF, Expires 8/10/2023, Strike Price $66.27.......................................	150	$840,150	22,943
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $419.97................................	24	857,232	27,638
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $0.40...................................	24	857,232	844,111
PUT OPTIONS - 21.43%			894,692

iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.51...................	85	870,825	105,240
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price
$108.11................................................................................................................	87	891,315	74,766
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $168.39................................	24	857,232	4,531
TOTAL PURCHASED OPTIONS (Cost $1,254,032)			184,537
			1,079,229
Total Investments (Cost $1,594,462) - 164.44%............................................................			1,415,638
Liabilities in Excess of Other Assets - (64.44)%.............................................................			(554,713)
....................................................................................TOTAL NET ASSETS - 100.00%			$860,925

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,409.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF.................................	8/10/2023	$71.35	150	$(840,150)	$(4,783)
SPDR S&P 500® Trust ETF............................	8/10/2023	$452.20	24	(857,232)	(11,467)
SPDR S&P 500® Trust ETF............................	8/10/2023	$168.39	24	(857,232)	(467,130)
PUT OPTIONS					(483,380)

iShares 20+ Year Treasury Bond ETF...............	8/10/2023	$117.38	85	(870,825)	(140,996)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	8/10/2023	$113.80	87	(891,315)	(107,248)
SPDR S&P 500® Trust ETF............................	8/10/2023	$377.97	24	(857,232)	(91,111)
TOTAL OPTIONS WRITTEN (Premiums Received $862,616)					(339,355)
					$(822,735)